Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share

12.    Earnings per share

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the years ended December 31,
	2025	2024
Numerator:
Net profit attributable to the Company’s shares of common stock shareholders	$1,048,421	$861,970

Denominator:
Weighted average number of shares of common stock outstanding used in calculating basic and diluted earnings per share	20,000,000	20,000,000

Basic and diluted earnings per share:	$0.05	$0.04